Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,678,843.71
Previously Paid Amount	0
Total Fee Amount	1,336.65
Total Offset Amount	0
Net Fee	$ 1,336.65